UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23004

                              WINTON SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
              (Address of principal executive offices) (Zip code)

                                Michael Beattie
                              C/O SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)



       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-330-9999

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2016

                    DATE OF REPORTING PERIOD: APRIL 30, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                           [WINTON LOGO OMITTED]



Winton Series Trust

Winton Global Equity Portfolio

Semi-Annual Report
April 30, 2016 (Unaudited)




[WINTON LOGO OMITTED]

[WINTON LOGO OMITTED]     Winton Series Trust
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Information ............................................................  1
Letter to Shareholders ......................................................  2
Schedule of Investments .....................................................  4
Statement of Assets and Liabilities ......................................... 15
Statement of Operations ..................................................... 16
Statements of Changes in Net Assets ......................................... 17
Financial Highlights ........................................................ 18
Notes to the Financial Statements ........................................... 20
Disclosure of Fund Expenses ................................................. 32







The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days of the period end. The Fund's N-Q forms are available on the SEC's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-330-9999; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

[WINTON LOGO OMITTED]     Winton Series Trust
--------------------------------------------------------------------------------

FUND INFORMATION

For the six-month period ended April 30, 2016


REGISTERED OFFICE                P.O. Box 588
                                 Portland, ME 04112

ADVISER                          Winton Capital US LLC
                                 375 Park Avenue
                                 New York, NY 10152

DISTRIBUTOR                      SEI Investments Distribution Co.
                                 One Freedom Valley Drive
                                 Oaks, PA 19456

ADMINISTRATOR                    SEI Investments Global Funds Services
                                 One Freedom Valley Drive
                                 Oaks, PA 19456

LEGAL COUNSEL                    Morgan, Lewis & Bockius LLP
                                 1701 Market Street
                                 Philadelphia, PA 19103-2921

CUSTODIAN                        MUFG Union Bank, N.A.
                                 350 California Street, 6th Floor
                                 San Francisco, CA 94104

TRANSFER AGENT                   Atlantic Shareholder Services, LLC
                                 Three Canal Plaza
                                 Portland, ME 04101

INDEPENDENT REGISTERED           KPMG LLP
PUBLIC ACCOUNTING FIRM           1601 Market Street
                                 Philadelphia, PA 19103

                                                  Winton Global Equity Portfolio
                                                  For the six-month period ended
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Performance Summary

The Winton Global Equity Portfolio's net asset value per share for the Investor Class and Institutional Class declined by 4.42% and 4.22%, respectively, between November 1, 2015 and April 30, 2016. A comparable benchmark, the MSCI World Net Total Return Index (USD), fell by 1.05% over the same period.

Portfolio Review

The Winton Global Equity Portfolio (the "Fund") follows the Winton Long-Only Equity Program (the "Program"), a benchmarked and systematic equity strategy. The Program attempts to exploit fundamental (including elements of value and quality) and price-based (such as momentum) predictive effects (or factors), among others, to identify stocks that have a higher probability of providing excess returns. Portfolio construction seeks to maximise expected returns, whilst attaining a tracking-error target, within a turnover budget.

Global equities, represented by the MSCI World Net Total Return Index (USD), ended the six months lower than where they started after a late market recovery failed to recover losses from the first half of the review period. Investor concerns around slowing emerging market growth and sliding oil prices, which drove the sell off, soon gave way to optimism amid accommodative global central banks and appreciating commodities. The defensive utilities, telecommunications and consumer staples sectors gained over the course of the six months, while financials and information technology stocks struggled as quarterly results from some of the biggest names in the sectors disappointed. From a regional perspective, Pacific ex Japan and North American markets outperformed their European and Japanese peers, with UK stocks suffering in particular on concerns around Brexit.

The Fund's underperformance over the review period can be attributed to challenging stock selection and sector allocation. The North American information technology and consumer discretionary sectors were notable areas of weakness as the combination of stock-specific issues and overweight allocations to the sectors held back returns. The two largest hard-drive makers in the world, Micron Technology and Seagate Technology, were the top detractors after announcing double-digit sales declines: Micron Technology is no longer held in the fund and the Seagate Technology position has since been reduced. In the consumer discretionary sector, the share prices of automotive supplier Magna International and video-game retailer Gamestop fell after investors were left unimpressed by third-quarter results.

The impact of these detractors was reduced by good news from other parts of the portfolio. The share price of Edwards Lifesciences, a heart-valve specialist and second largest holding at review period end, hit an all-time high in early April after announcing positive results from medical trials. Another top-ten holding, turbine maker Vestas Wind Systems, outperformed after similarly impressing investors in November by raising its full-year earnings guidance. Elsewhere, underweight exposure to financials, the worst performing sector over the six months, added value.

                                                  Winton Global Equity Portfolio
                                                  For the six-month period ended
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS (continued)

In terms of positioning, the main features of the portfolio remain unchanged; that is, a large overweight allocation to the consumer discretionary sector and underweight exposure to North America. Still, the investment system made a number of changes at the margins; for example, a large underweight position in financials became a small overweight. In a similar vein, exposure to European stocks has also been scaled back from an overweight to an underweight position. The Fund's overall concentration fell over the review period with the number of stocks in the portfolio rising from 183 to 247; although, we expect this to vary over time.

Importantly, Winton believes that financial markets can be studied using scientific methods in the same way as other natural phenomena, giving rise to inferential and ever-evolving investment systems. The Program is therefore backed by our overarching research process. Over the review period we built a proprietary model that predicts stock returns based on customer-supplier relationships. This was a significant research project which involved a great deal of painstaking data collection.

We were disappointed to see the Fund trail its benchmark over the past six months, but we expect to suffer periods of underperformance. We take comfort in our research and continue to believe that the Program has the potential to reward our investors in the long run in line with the stated investment objective.

Sincerely,

Winton Capital US LLC ("Winton")




                        DEFINITION OF COMPARATIVE INDEX
                        -------------------------------

THE MSCI WORLD NET TOTAL RETURN INDEX (USD) is comprised of approximately 85% of the free float-adjusted market capitalizations across 23 Developed Market countries.

                                                  Winton Global Equity Portfolio
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

29.7% Consumer Discrectionary
20.7% Financials
18.8% Infotmation Technology
8.7%  Health Care
6.6%  Telecommunication Services
5.3%  Industrials
5.1%  Consumer Staples
2.0%  Materials
1.9%  Energy
1.2%  Utilities

+    PERCENTAGES BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
COMMON STOCK -- 93.9%
--------------------------------------------------------------------------------

                                                     Shares              Value $
                                                     ------              -------

AUSTRALIA -- 3.2%
   CIMIC Group Ltd ............................       1,077               29,416
   Newcrest Mining Ltd * ......................       2,740               39,667
   Qantas Airways Ltd .........................      23,655               58,128
   Telstra Corp Ltd ...........................     240,152              982,337
   TPG Telecom Ltd ............................      14,088              115,146
   Westfield Corp ++ ..........................         880                6,783
                                                                       ---------
Total Australia                                                        1,231,477
                                                                       ---------
BELGIUM -- 1.4%
   Ageas ......................................         279               10,948
   Delhaize Group .............................       5,207              545,867
                                                                       ---------
Total Belgium                                                            556,815
                                                                       ---------
CANADA -- 5.5%
   Bank of Montreal ...........................       3,471              226,504
   Bank of Nova Scotia ........................      12,017              631,262
   Brookfield Asset Management Inc, Cl A ......       3,365              113,904
   Canadian Imperial Bank of Commerce .........       4,474              361,963
   Canadian Tire Corp Ltd, Cl A ...............         410               44,735
   George Weston Ltd ..........................         292               25,382


* -- Non-income producing security.
++ -- Real Estate Investment Trust.
CL -- Class


    The accompanying notes are an integral part of the financial statements.

                                                  Winton Global Equity Portfolio
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                     Shares              Value $
                                                     ------              -------
CANADA (continued)
   Loblaw Co Ltd ..............................         224               12,380
   Magna International Inc ....................      12,300              517,492
   Metro Inc, Cl A ............................       2,697               90,409
   Rogers Communications Inc, Cl B ............         178                6,935
   Royal Bank of Canada .......................          23                1,431
   Saputo Inc .................................         625               19,684
   Shaw Communications Inc, Cl B ..............       1,250               23,172
   Sun Life Financial Inc .....................         225                7,688
   Thomson Reuters Corp .......................         864               35,619
                                                                       ---------
Total Canada                                                           2,118,560
                                                                       ---------
CHINA -- 1.3%
   China Construction Bank Corp ...............     372,887              239,868
   Industrial & Commercial Bank of China Ltd ..     449,525              243,967
                                                                       ---------
Total China                                                              483,835
                                                                       ---------
DENMARK -- 2.1%
   Vestas Wind Systems A/S ....................      11,175              799,651
                                                                       ---------
Total Denmark                                                            799,651
                                                                       ---------
FINLAND -- 1.7%
   Metso OYJ ..................................       1,951               46,904
   Nokian Renkaat OYJ .........................      12,130              447,633
   UPM-Kymmene OYJ ............................       9,174              175,263
                                                                       ---------
Total Finland                                                            669,800
                                                                       ---------
FRANCE -- 4.9%
   AXA SA .....................................         250                6,304
   BNP Paribas SA .............................         114                6,038
   Christian Dior SE ..........................       1,341              235,531
   Cie Generale des Etablissements Michelin ...       3,501              365,498
   Peugeot SA * ...............................      33,437              538,262
   Publicis Groupe SA .........................         914               67,658


CL -- Class
* -- Non-income producing security.


    The accompanying notes are an integral part of the financial statements.

                                                  Winton Global Equity Portfolio
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                     Shares              Value $
                                                     ------              -------
FRANCE (continued)
   Renault SA .................................       3,427              330,807
   Valeo SA ...................................       2,024              320,951
   Vivendi SA .................................         257                4,933
                                                                       ---------
Total France                                                           1,875,982
                                                                       ---------
GERMANY -- 0.2%
   Deutsche Lufthansa AG ......................         888               13,791
   Hochtief AG ................................         354               45,390
   Infineon Technologies AG ...................         457                6,504
                                                                       ---------
Total Germany                                                             65,685
                                                                       ---------
HONG KONG -- 3.9%
   ASM Pacific Technology Ltd .................       1,000                7,219
   BOC Hong Kong Holdings Ltd .................         500                1,499
   Cheung Kong Infrastructure Holdings Ltd ....      24,000              226,938
   China Mobile Ltd ...........................      31,512              361,341
   Hang Lung Properties Ltd ...................      23,927               47,748
   Henderson Land Development Co Ltd ..........       6,000               37,513
   HKT Trust & HKT Ltd ........................       6,964               10,090
   Hong Kong & China Gas Co Ltd ...............       7,000               13,066
   Kerry Properties Ltd .......................      37,581              102,465
   Link ++ ....................................         500                3,039
   PCCW Ltd ...................................     438,395              297,267
   Power Assets Holdings Ltd ..................      19,187              182,911
   Wheelock & Co Ltd ..........................      42,308              196,345
                                                                       ---------
Total Hong Kong                                                        1,487,441
                                                                       ---------
IRELAND -- 0.9%
   Seagate Technology PLC .....................       9,718              211,561
   XL Group PLC, Cl A .........................       4,013              131,345
                                                                       ---------
Total Ireland                                                            342,906
                                                                       ---------

++ -- Real Estate Investment Trust
PLC -- Public Limited Company
CL -- Class

    The accompanying notes are an integral part of the financial statements.

                                                  Winton Global Equity Portfolio
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                     Shares              Value $
                                                     ------              -------
ITALY -- 1.5%
   Assicurazioni Generali SpA .................         538                8,208
   Luxottica Group SpA ........................       3,837              209,055
   Mediaset SpA ...............................      56,557              254,575
   Tenaris SA .................................       8,801              118,744
                                                                         -------
Total Italy                                                              590,582
                                                                         -------
JAPAN -- 10.7%
   Advantest Corp .............................         600                5,872
   Canon Inc ..................................       1,087               31,309
   Credit Saison Co Ltd .......................         400                7,390
   Dai-ichi Life Insurance Co Ltd .............         800                9,611
   Daiwa House Industry Co Ltd ................       2,084               57,110
   Daiwa Securities Group Inc .................       1,000                5,953
   FUJIFILM Holdings Corp .....................       9,122              384,666
   ITOCHU Corp ................................       8,151              106,377
   Konica Minolta Inc .........................       2,466               22,003
   Mitsubishi UFJ Financial Group Inc .........     127,973              610,974
   Mizuho Financial Group Inc .................     562,929              870,229
   MS&AD Insurance Group Holdings Inc .........         500               13,639
   NEC Corp ...................................       3,000                7,287
   Nikon Corp .................................      28,458              424,252
   Nippon Telegraph & Telephone Corp ..........       6,939              312,651
   Nitori Holdings Co Ltd .....................       1,386              129,004
   Nomura Holdings Inc ........................      51,995              228,874
   NTT Data Corp ..............................         400               21,279
   Obayashi Corp ..............................       6,029               60,315
   ORIX Corp ..................................         600                8,755
   Rohm Co Ltd ................................         200                8,699
   Shinsei Bank Ltd ...........................       9,005               12,901
   Sumitomo Mitsui Financial Group Inc ........      24,010              753,164
   Sumitomo Mitsui Trust Holdings Inc .........       3,000                9,498



    The accompanying notes are an integral part of the financial statements.

                                                  Winton Global Equity Portfolio
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                     Shares              Value $
                                                     ------              -------
JAPAN (continued)
   Tokio Marine Holdings Inc ..................         400               13,563
   Tokyo Electron Ltd .........................         100                6,858
   Yamada Denki Co Ltd ........................       1,476                7,533
                                                                       ---------
Total Japan                                                            4,129,766
                                                                       ---------
LUXEMBOURG -- 0.3%
   SES SA .....................................       4,086              111,498
                                                                       ---------
Total Luxembourg                                                         111,498
                                                                       ---------
NETHERLANDS -- 0.3%
   ASML Holding NV ............................          71                6,863
   Koninklijke Ahold NV .......................       4,588               99,842
   PostNL NV * ................................       3,535               15,467
                                                                       ---------
Total Netherlands                                                        122,172
                                                                       ---------
NORWAY -- 0.1%
   Subsea 7 SA ................................       4,027               37,058
                                                                       ---------
Total Norway                                                              37,058
                                                                       ---------
SINGAPORE -- 0.8%
   Singapore Telecommunications Ltd ...........      83,947              241,089
   Yangzijiang Shipbuilding Holdings Ltd ......     103,377               76,145
                                                                       ---------
Total Singapore                                                          317,234
                                                                       ---------
SWEDEN -- 0.6%
   Alfa Laval AB ..............................         293                4,624
   Boliden AB .................................         402                7,015
   Electrolux AB ..............................         406               11,792
   Investor AB, Cl B ..........................       4,479              164,533
   Svenska Cellulosa AB SCA, Cl B .............         525               16,550
   Telefonaktiebolaget LM Ericsson, Cl B ......       4,750               38,486
                                                                       ---------
Total Sweden                                                             243,000
                                                                       ---------

* -- Non-income producing security.
CL -- Class


    The accompanying notes are an integral part of the financial statements.

                                                  Winton Global Equity Portfolio
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                     Shares              Value $
                                                     ------              -------

SWITZERLAND -- 0.8%
   Noble Corp PLC .............................       1,714               19,248
   Swiss Life Holding AG ......................         290               73,249
   Swiss Re AG ................................       2,229              197,901
                                                                       ---------
Total Switzerland                                                        290,398
                                                                       ---------
UNITED KINGDOM -- 6.5%
   3i Group PLC ...............................      24,063              166,944
   British Land Co PLC ++ .....................      18,651              196,444
   Daily Mail & General Trust PLC, Cl A .......         965                9,867
   Kingfisher PLC .............................      40,868              217,858
   Ladbrokes PLC ..............................      71,017              121,927
   Land Securities Group PLC ++ ...............       5,323               88,270
   Marks & Spencer Group PLC ..................      30,101              186,742
   Next PLC ...................................       2,198              163,730
   Persimmon PLC ..............................      28,531              830,468
   Petrofac Ltd ...............................       1,833               22,690
   Sage Group PLC .............................       1,102                9,557
   Seadrill Ltd * .............................       3,402               16,502
   Segro PLC ++ ...............................      15,353               93,943
   Sky PLC ....................................      17,312              238,007
   Vodafone Group PLC .........................      21,279               68,328
   William Hill PLC ...........................      13,863               63,503
                                                                       ---------
Total United Kingdom                                                   2,494,780
                                                                       ---------
UNITED STATES -- 47.2%
Consumer Discretionary -- 13.9%
   Abercrombie & Fitch Co, Cl A ...............       3,888              103,926
   Amazon.com Inc * ...........................         367              242,070
   AutoZone Inc * .............................          61               46,679
   Bed Bath & Beyond Inc ......................       2,612              123,339
   Best Buy Co Inc ............................      19,557              627,389


PLC -- Public Limited Company
++ -- Real Estate Investment Trust
CL -- Class
* -- Non-income producing security.


    The accompanying notes are an integral part of the financial statements.

                                                  Winton Global Equity Portfolio
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                     Shares              Value $
                                                     ------              -------

UNITED STATES (continued)
Consumer Discretionary (continued)

   Cablevision Systems Corp, Cl A .............       3,079              102,808
   Coach Inc ..................................       3,284              132,247
   Comcast Corp, Cl A .........................         928               56,385
   Dollar Tree Inc * ..........................         300               23,913
   DR Horton Inc ..............................       6,645              199,749
   Expedia Inc ................................         872              100,951
   Fossil Group Inc * .........................       3,580              144,990
   GameStop Corp, Cl A ........................       9,354              306,811
   Gap Inc ....................................       6,339              146,938
   Goodyear Tire & Rubber Co ..................      18,829              545,476
   H&R Block Inc ..............................       3,032               61,368
   Hasbro Inc .................................       3,273              277,027
   Kohl's Corp ................................       8,381              371,278
   L Brands Inc ...............................         122                9,551
   Macy's Inc .................................       2,922              115,682
   Mattel Inc .................................       6,847              212,873
   Netflix Inc * ..............................       1,055               94,982
   O'Reilly Automotive Inc * ..................         371               97,454
   PulteGroup Inc .............................      15,576              286,442
   PVH Corp ...................................         369               35,276
   Scripps Networks Interactive Inc, Cl A .....       1,937              120,772
   Staples Inc ................................       2,380               24,276
   Starbucks Corp .............................       2,358              132,590
   Target Corp ................................       1,841              146,360
   TEGNA Inc ..................................      13,906              324,844
   TJX Co Inc .................................         295               22,367
   Twenty-First Century Fox Inc, Cl A .........       2,405               72,775
   Walt Disney Co .............................         219               22,614
                                                                       ---------
                                                                       5,332,202
                                                                       ---------


CL -- Class
* -- Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                                                  Winton Global Equity Portfolio
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                     Shares              Value $
                                                     ------              -------

UNITED STATES (continued)
Consumer Staples -- 2.7%

   Altria Group Inc ...........................         115                7,212
   Archer-Daniels-Midland Co ..................      10,383              414,697
   Brown-Forman Corp, Cl B ....................          94                9,054
   Coca-Cola Enterprises Inc ..................         630               33,062
   CVS Health Corp ............................          41                4,121
   Dean Foods Co ..............................       8,187              141,062
   Dr Pepper Snapple Group Inc ................         124               11,273
   Kroger Co ..................................       1,619               57,296
   Mondelez International Inc, Cl A ...........       1,563               67,147
   Reynolds American Inc ......................       1,017               50,443
   Tyson Foods Inc, Cl A ......................       3,794              249,721
   Walgreens Boots Alliance Inc ...............          83                6,580
                                                                       ---------
                                                                       1,051,668
                                                                       ---------
Energy -- 1.3%
   Valero Energy Corp .........................       8,318              489,681
                                                                       ---------
Financials -- 3.8%
   Aflac Inc ..................................       1,243               85,730
   American International Group Inc ...........       1,141               63,691
   Ameriprise Financial Inc ...................          90                8,631
   Assurant Inc ...............................         487               41,186
   Bank of America Corp .......................         169                2,461
   BB&T Corp ..................................         206                7,288
   Capital One Financial Corp .................       1,179               85,348
   Discover Financial Services ................       1,439               80,972
   Fifth Third Bancorp ........................       3,232               59,178
   Goldman Sachs Group Inc ....................         316               51,859
   Hartford Financial Services Group Inc ......       1,854               82,280
   Huntington Bancshares Inc ..................      10,206              102,672
   JPMorgan Chase & Co ........................       2,628              166,090
   KeyCorp ....................................       4,953               60,872
   M&T Bank Corp ..............................         240               28,397

CL -- Class


    The accompanying notes are an integral part of the financial statements.

                                                  Winton Global Equity Portfolio
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                     Shares              Value $
                                                     ------              -------

UNITED STATES (continued)
Financials (continued)

   MetLife Inc ................................       2,310              104,181
   Nasdaq Inc .................................         386               23,820
   Northern Trust Corp ........................         361               25,660
   PNC Financial Services Group Inc ...........         128               11,236
   Principal Financial Group Inc ..............         476               20,316
   Progressive Corp ...........................         785               25,591
   Prudential Financial Inc ...................         329               25,543
   Regions Financial Corp .....................       8,055               75,556
   SunTrust Banks Inc .........................       3,065              127,933
   Travelers Co Inc ...........................          79                8,682
   Unum Group .................................         275                9,408
   US Bancorp .................................       1,076               45,934
   Wells Fargo & Co ...........................         897               44,832
                                                                       ---------
                                                                       1,475,347
                                                                       ---------
Health Care -- 8.2%
   AbbVie Inc .................................       2,217              135,237
   Aetna Inc ..................................       1,353              151,901
   AmerisourceBergen Corp, Cl A ...............         126               10,723
   Amgen Inc ..................................       1,479              234,125
   Anthem Inc .................................       3,394              477,773
   Cardinal Health Inc ........................         221               17,340
   Cigna Corp .................................         175               24,245
   Edwards Lifesciences Corp * ................      10,152            1,078,244
   Eli Lilly & Co .............................         634               47,886
   Express Scripts Holding Co * ...............          91                6,709
   Gilead Sciences Inc ........................       6,913              609,796
   Humana Inc .................................       1,308              231,608
   Pfizer Inc .................................       1,675               54,789
   UnitedHealth Group Inc .....................         450               59,256
                                                                       ---------
                                                                       3,139,632
                                                                       ---------

CL -- Class
* -- Non-income producing security.


    The accompanying notes are an integral part of the financial statements.

                                                  Winton Global Equity Portfolio
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                     Shares              Value $
                                                     ------              -------

UNITED STATES (continued)

Industrials -- 0.4%
   CH Robinson Worldwide Inc ..................          34                2,413
   Expeditors International of Washington Inc .         311               15,429
   Masco Corp .................................       1,430               43,915
   Southwest Airlines Co ......................       2,067               92,209
                                                                       ---------
                                                                         153,966
                                                                       ---------
Information Technology -- 15.6%
   Accenture PLC, Cl A ........................         197               22,245
   Apple Inc ..................................       5,029              471,418
   Cisco Systems Inc ..........................       9,958              273,745
   Citrix Systems Inc * .......................       1,988              162,698
   Cognizant Technology Solutions Corp, Cl A *        1,547               90,298
   Computer Sciences Corp .....................       1,509               49,993
   Corning Inc ................................      35,040              654,197
   eBay Inc * .................................      10,370              253,339
   Electronic Arts Inc * ......................       7,102              439,259
   EMC Corp ...................................       8,452              220,682
   Fidelity National Information Services Inc .         110                7,238
   First Solar Inc * ..........................       6,644              371,001
   Fiserv Inc * ...............................         120               11,727
   FLIR Systems Inc ...........................         308                9,305
   HP Inc .....................................       8,070               99,019
   Intel Corp .................................      14,032              424,889
   International Business Machines Corp .......       5,259              767,499
   Juniper Networks Inc .......................         448               10,483
   Lam Research Corp ..........................         517               39,499
   Leidos Holdings Inc ........................         948               47,030
   MasterCard Inc, Cl A .......................          72                6,983
   Microsoft Corp .............................       1,660               82,784
   Motorola Solutions Inc .....................         109                8,196
   NVIDIA Corp ................................      13,455              478,056


CL -- Class
* -- Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                                                  Winton Global Equity Portfolio
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                     Shares              Value $
                                                     ------              -------

UNITED STATES (continued)
Information Technology (continued)

   Oracle Corp ................................       1,506               60,029
   SanDisk Corp ...............................         616               46,280
   Teradyne Inc ...............................         744               14,069
   Texas Instruments Inc ......................         135                7,701
   Total System Services Inc ..................       3,166              161,909
   VeriSign Inc * .............................         180               15,552
   Visa Inc, Cl A .............................          86                6,643
   Western Union Co ...........................      21,666              433,320
   Xerox Corp .................................      18,527              177,859
   Xilinx Inc .................................       1,578               67,980
                                                                      ----------
                                                                       5,992,925
                                                                      ----------
Materials -- 1.3%
   Dow Chemical ...............................         146                7,681
   LyondellBasell Industries NV, Cl A .........       5,873              485,521
                                                                      ----------
                                                                         493,202
                                                                      ----------
Total United States                                                   18,128,623
                                                                      ----------
   Total Common Stock
      (Cost $34,637,187)                                              36,097,263
                                                                      ==========
   Total Investments-- 93.9%
      (Cost $34,637,187)                                              36,097,263
                                                                      ==========


Percentages are based on Net Assets of $38,436,836.

* -- Non-income producing security.
CL -- Class

For more information on investments, see Note 3 -- Investments.

    The accompanying notes are an integral part of the financial statements.

                                                  Winton Global Equity Portfolio
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                                          $
                                                                     -----------

ASSETS:

Investments (Cost $34,637,187) (Note 3) .........................    36,097,263
Foreign currency (Cost $45,927) .................................        46,331
Cash ............................................................     1,795,998
Receivable for investment securities sold .......................     2,031,560
Dividends receivable ............................................        64,958
Reclaims receivable .............................................        18,867
Receivable from Investment Adviser (Note 6) .....................         9,349
Prepaid expenses ................................................        24,477
                                                                     -----------
  Total assets ..................................................    40,088,803
                                                                     -----------
LIABILITIES:
Payable for investment securities purchased .....................     1,535,009
Payable due to Administrator (Note 5) ...........................        11,475
Payable due to Trustees .........................................         2,232
Chief Compliance Officer fees payable (Note 4) ..................         1,865
Other accrued expenses ..........................................       101,386
                                                                     -----------
  Total liabilities .............................................     1,651,967
                                                                     -----------
NET ASSETS ......................................................    38,436,836
                                                                     ===========
Net assets consist of:
Paid-in capital .................................................    40,498,387
Undistributed net investment income .............................       197,007
Accumulated net realized loss on investments and foreign
  currency transactions .........................................    (3,724,039)
Net unrealized appreciation on investments ......................     1,460,076
Net unrealized appreciation on foreign currency translation .....         5,405
                                                                     -----------
NET ASSETS ......................................................    38,436,836
                                                                     ===========

NET ASSET VALUE, Offering and Redemption Price Per Share --
  Institutional Class shares (unlimited authorization - no
  par value) ($38,330,560/4,150,981 shares) .....................          9.23

NET ASSET VALUE, Offering and Redemption Price Per Share --
  Investor Class shares (unlimited authorization - no par
  value) ($106,276/11,525 shares) ...............................          9.22


    The accompanying notes are an integral part of the financial statements.

                                                  Winton Global Equity Portfolio
                                                  For the six-month period ended
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                          $
                                                                     -----------

INVESTMENT INCOME
Dividends .......................................................       436,020
Less: foreign taxes withheld ....................................       (23,399)
                                                                     -----------
  Total investment income .......................................       412,621
                                                                     -----------
EXPENSES
Administration fees (Note 5) ....................................        69,681
Custodian fees ..................................................        66,793
Investment advisory fees (Note 6) ...............................        63,636
Transfer Agent fees .............................................        27,845
Printing fees ...................................................        22,312
Registration fees ...............................................        17,007
Professional fees ...............................................        13,416
Insurance and other expenses ....................................         8,157
Trustees' fees ..................................................         5,199
Chief Compliance Officer fees (Note 4) ..........................         3,381
Distribution fees - Investor Class (Note 5) .....................           130
Shareholder servicing fees - Investor Class (Note 5) ............            78
                                                                     -----------
  TOTAL EXPENSES ................................................       297,635
                                                                     -----------
LESS:
Investment advisory fees waived (Note 6) ........................       (63,636)
Reimbursement from Investment Adviser (Note 6) ..................      (112,882)
                                                                     -----------
  NET EXPENSES ..................................................       121,117
                                                                     -----------
NET INVESTMENT INCOME ...........................................       291,504
                                                                     -----------
NET REALIZED LOSS ON:
  Investments ...................................................    (2,465,718)
  Foreign currency transactions .................................        (9,601)
NET CHANGE IN UNREALIZED APPRECIATION ON:
  Investments ...................................................       914,291

  Foreign currency and translation of other assets and
     liabilities denominated in foreign currency ................         5,580
                                                                     -----------
NET REALIZED LOSS AND UNREALIZED APPRECIATION ...................    (1,555,448)
                                                                     -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............    (1,263,944)
                                                                     ===========



    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]     Winton Series Trust     Winton Global Equity Portfolio
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   Six-month
                                                                                 period ended         Period ended
                                                                                 April 30, 2016       October 31,
                                                                                  (UNAUDITED)             2015*
OPERATIONS:                                                                             $                    $
                                                                                 ---------------      --------------

  Net investment income ........................................................      291,504              367,123
  Net realized loss on investments and foreign currency transactions ...........   (2,475,319)          (1,159,951)
  Net change in unrealized appreciation on investments, foreign currency and translation of other assets and liabilities
     denominated in foreign currency ...........................................      919,871              545,610
                                                                                   -----------          -----------
  Net decrease in net assets resulting from operations .........................   (1,263,944)            (247,218)
                                                                                   -----------          -----------
DIVIDENDS AND DISTRIBUTIONS FROM:
  INSTITUTIONAL CLASS SHARES
  Net investment income ........................................................     (453,118)                  --
  Net realized gains ...........................................................      (95,794)                  --
  INVESTOR CLASS SHARES
  Net investment income ........................................................       (1,143)                  --
  Net realized gains ...........................................................         (334)                  --
                                                                                   -----------          -----------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ............................................     (550,389)                  --
                                                                                   -----------          -----------
CAPITAL SHARE TRANSACTIONS(1) :
  INSTITUTIONAL CLASS SHARES
  Issued .......................................................................   11,078,150           35,310,115
  Reinvestment of dividends ....................................................      494,172                   --
  Redeemed .....................................................................   (3,500,000)          (3,000,015)
                                                                                   -----------          -----------
  INCREASE FROM INSTITUTIONAL CLASS SHARES CAPITAL
  SHARE TRANSACTIONS. ..........................................................    8,072,322           32,310,100
                                                                                   -----------          -----------
  INVESTOR CLASS SHARES
  Issued .......................................................................           --               14,733
  Reinvestment of dividends ....................................................        1,282                   --
  Redeemed .....................................................................          (50)                  --
                                                                                   -----------          -----------
  INCREASE FROM INVESTOR CLASS SHARES CAPITAL SHARE TRANSACTIONS ...............        1,232               14,733
                                                                                   -----------          -----------
  Net increase in net assets from capital share transactions ...................    8,073,554           32,324,833
                                                                                   -----------          -----------
  Total increase in net assets .................................................    6,259,221           32,077,615
                                                                                   -----------          -----------
NET ASSETS:
  Beginning of period ..........................................................   32,177,615              100,000
                                                                                   -----------          -----------
  End of period ................................................................   38,436,836           32,177,615
                                                                                   ===========          ===========
  Undistributed net investment income ..........................................      197,007              359,764
                                                                                   ===========          ===========

* FOR THE PERIOD DECEMBER 29, 2014 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2015.
(1)  SEE NOTE 9 -- SHARE TRANSACTIONS IN NOTES TO THE FINANCIAL STATEMENTS.


    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]     Winton Series Trust     Winton Global Equity Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected per share data & ratios
for a share outstanding throughout the periods

                                                                                                    For the period
                                                                                                     December 29,
                                                                                                         2014
                                                                             Six-month              (commencement
                                                                               period                of operations)
                                                                               ended                   through
                                                                           April 30, 2016              October 31,
                                                                            (Unaudited)                   2015
INSTITUTIONAL CLASS SHARES                                                       $                         $
                                                                         ---------------           ---------------

Net asset value, beginning of period ....................................      9.81                     10.00
                                                                             --------                 ---------
INCOME/(LOSS) FROM OPERATIONS:(1)
Net investment income ...................................................      0.08                      0.14
Net realized and unrealized loss on investments .........................     (0.49)                    (0.33)
                                                                             --------                 ---------
Total loss from operations ..............................................     (0.41)                    (0.19)
                                                                             --------                 ---------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income .................................................     (0.14)                       --
  Net realized gains ....................................................     (0.03)                       --
                                                                             --------                 ---------
Total dividends and distributions .......................................     (0.17)                       --
                                                                             --------                 ---------
Net asset value, end of period ..........................................      9.23                      9.81
                                                                             ========                 =========
TOTAL RETURN + ..........................................................     (4.22)%                   (1.90)%
                                                                             ========                 =========
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ Thousands) .................................    38,331                    32,066
Ratio of expenses to average net assets (including waivers and
  reimbursements) (2) ...................................................      0.76%                     0.76%
Ratio of expenses to average net assets (excluding waivers and
  reimbursements) (2) ...................................................      1.87%                     2.34%
Ratio of net investment income to average net assets (2) ................      1.84%                     1.68%
Portfolio turnover rate (3) .............................................        75%                      106%

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
(2)  ANNUALIZED.
(3) PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]     Winton Series Trust     Winton Global Equity Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected per share data & ratios
for a share outstanding throughout the periods

                                                                                                    For the period
                                                                                                     December 29,
                                                                                                         2014
                                                                             Six-month              (commencement
                                                                               period                of operations)
                                                                               ended                   through
                                                                           April 30, 2016              October 31,
                                                                            (Unaudited)                   2015
INVESTOR CLASS SHARES                                                            $                         $
                                                                         ---------------           ---------------



Net asset value, beginning of period ....................................      9.78                     10.00
                                                                             --------                 ---------
INCOME/(LOSS) FROM OPERATIONS:(1)
Net investment income ...................................................      0.06                      0.11
Net realized and unrealized loss on investments .........................     (0.49)                    (0.33)
                                                                             --------                 ---------
Total loss from operations ..............................................     (0.43)                    (0.22)
                                                                             --------                 ---------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income .................................................     (0.10)                       --
  Net realized gains ....................................................     (0.03)                       --
                                                                             --------                 ---------
Total dividends and distributions .......................................     (0.13)                       --
                                                                             --------                 ---------
Net asset value, end of period ..........................................      9.22                      9.78
                                                                             ========                 =========
TOTAL RETURN + ..........................................................     (4.42)%                   (2.20)%
                                                                             ========                 =========
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ Thousands) .................................       106                       111
Ratio of expenses to average net assets (including waivers and
  reimbursements) (2) ...................................................      1.16%                     1.16%
Ratio of expenses to average net assets (excluding waivers and
  reimbursements) (2) ...................................................      2.29%                     4.12%
Ratio of net investment income to average net assets(2) .................      1.36%                     1.27%
Portfolio turnover rate (3) .............................................        75%                      106%

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
(2)  ANNUALIZED.
(3) PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.

    The accompanying notes are an integral part of the financial statements.

                                                  Winton Global Equity Portfolio
                                                  For the six-month period ended
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Winton Series Trust (the "Trust") is organized as an open-end investment management company established under Delaware law as a Delaware statutory trust under an Agreement and Declaration of Trust dated October 6, 2014. The Trust is registered under the Investment Company Act of 1940, as amended. The Trust is comprised of four portfolios: Winton Global Equity Portfolio, Winton European Equity Portfolio, Winton U.S. Equity Portfolio, and Winton International Equity Portfolio. These financial statements relate only to Winton Global Equity Portfolio (the "Fund") as the other portfolios have not yet commenced operations. The Fund commenced operations on December 29, 2014. The Fund is diversified and its investment objective is to seek to achieve long-term investment growth. The Fund seeks to achieve its investment objective by investing globally in equity securities, including common stock, depositary receipts and exchange traded funds. The Fund offers two classes of shares of beneficial interest ("Shares") designated as Institutional Class shares ("Institutional Class") and Investor Class shares ("Investor Class") to investors eligible to invest in the Fund.

Winton Capital US LLC, a limited liability company organized under the laws of the State of Delaware and registered with the U.S. Securities and Exchange Commission as an investment adviser, serves as the Fund's investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Winton Capital Group Limited, an English limited company. The Adviser provides investment advisory services to the Fund and is responsible for its investment activities.

A new Prospectus and related Statement of Additional Information were issued on March 1, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund:

a) STATEMENT OF COMPLIANCE -- These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"). The Fund is an investment company that applies the accounting and reporting guidance issued in the Accounting Standards Codification ("ASC") Topic 946 by the U.S. Financial Accounting Standards Board ("FASB").

                                                  Winton Global Equity Portfolio
                                                  For the six-month period ended
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

b) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

c) FAIR VALUE MEASUREMENT -- The Fund's securities are recorded at fair value. The FASB ASC Topic 820 Fair Value Measurement defines fair value, establishes a framework for measuring fair value using a three-tier hierarchy of inputs to value the Fund's investments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

d) FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the six-month period ended April 30, 2016, the Fund did not have a liability for any unrecognized taxable benefits. The Fund recognizes interest and penalties, if any, related to unrecognized taxable benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

                                                  Winton Global Equity Portfolio
                                                  For the six-month period ended
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------


NOTES TO THE FINANCIAL STATEMENTS (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

e) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date.

     Interest income is recognized on an accruals basis from settlement date.

f) FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are reported separately from net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

g) INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS ("REITS") -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

h) EXPENSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/(losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets. Expenses are accounted for on an accrual basis.

                                                  Winton Global Equity Portfolio
                                                  For the six-month period ended
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

i) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes its net investment income at least annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

j) NEW ACCOUNTING PRONOUNCEMENT -- In August 2014, the FASB issued Accounting Standards Update ("ASU") 2014-15 -- Presentation of Financial Statements -- Going Concern (Subtopic 205-40) ("ASU 2014-15"). The pronouncement outlines management's responsibility regarding assessment of the Fund's ability to continue as a going concern, even if the Fund's liquidation is not imminent. Under this guidance, during each period in which financial statements are prepared, management will need to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the entity's ability to continue as a going concern within one year after the date the financial statements are available for issuance. ASU 2014-15 is effective for annual periods ending after December 15, 2016, however early adoption is permitted. It is expected that this pronouncement will have no significant impact on the financial statements.

3. INVESTMENTS

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for non-U.S. securities are reported in local currency and converted to U.S. dollars using currency exchange rates, provided daily by recognized independent pricing agents.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value procedures are implemented through a fair value committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair

                                                  Winton Global Equity Portfolio
                                                  For the six-month period ended
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

3. INVESTMENTS (CONTINUED)

value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; trading of the security is subject to local government imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its net asset value. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. As of April 30, 2016, there were no securities valued in accordance with fair value procedures.

The Fund uses Markit Fair Value ("Markit") as a third party fair valuation vendor. Markit provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its

                                                  Winton Global Equity Portfolio
                                                  For the six-month period ended
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

3. INVESTMENTS (CONTINUED)

non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts the Fund's Administrator and may request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     Level 1 --Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access;

     Level 2 -- observable inputs other than quoted prices included in Level 1 that are not observable for the asset or the investment either directly (i.e. as prices) or indirectly (i.e. derived from prices). These inputs may include quoted prices for an identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

     Level 3 -- significant unobservable inputs for the investment to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the investment, and that would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

                                                  Winton Global Equity Portfolio
                                                  For the six-month period ended
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

As of April 30, 2016, all of the Fund's investments were considered Level 1.

For the six-month period ended April 30, 2016, there have been no transfers between levels. All transfers, if any, are recognized by the Fund at the end of each period. During the six-month period ended April 30, 2016, there were no Level 2 or 3 investments.

For the six-month period ended April 30, 2016, there have been no changes to the Fund's fair value methodologies.

INVESTMENT TRANSACTIONS

For the six-month period ended April 30, 2016, the Fund made purchases of $30,230,463 and sales of $23,180,826 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

4. TRANSACTIONS WITH AFFILIATES

An affiliate of the Adviser holds 44% and 88% of the Institutional Class shares and Investor Class shares, respectively, as of April 30, 2016.

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisors and service providers, as required by SEC regulations. The CCO's services and fees have been approved by and are reviewed by the Board.

                                                  Winton Global Equity Portfolio
                                                  For the six-month period ended
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

5. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, CUSTODIAN AND TRANSFER AGENT AGREEMENTS

The Trust and the Administrator are parties to an Administration Agreement, under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six-month period ended April 30, 2016, the Fund paid $69,681 for these services of which $11,475 was outstanding at period end.

The Trust and the Distributor are parties to a Distribution Agreement. The Distribution Agreement provides that Investor Class shares of the Fund pay the Distributor an annual fee of up to 0.25% of the average daily net assets of the Investor Class Shares. For the six-month period ended April 30, 2016, the Investor Class shares incurred $130 of distribution fees, an effective rate of 0.25%.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay other service providers for shareholder services in an annual amount of up to 0.15% of the average daily net assets of the Fund's Investor Class shares. For the six-month period ended April 30, 2016, the Investor Class shares incurred $78 of shareholder servicing fees, an effective rate of 0.15%.

MUFG Union Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

6. INVESTMENT ADVISORY AGREEMENT

Under the terms of an investment advisory agreement between the Trust and the Adviser, the Adviser provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.40% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Institutional Class and Investor Class shares' total annual operating expenses after fee reductions and/or expense reimbursements (excluding class specific expenses (such as Rule 12b-1 fees and shareholder servicing fees), interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses) from exceeding 0.76% of the Fund's average daily net assets until February 28, 2017 (the "Expense Limitation"). The Adviser may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which it reduced its fee or

                                                  Winton Global Equity Portfolio
                                                  For the six-month period ended
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

6. INVESTMENT ADVISORY AGREEMENT (CONTINUED)

reimbursed expenses if the Fund's total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated: (i) by the Board of Trustees of the Trust for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2017. For the six-month period ended April 30, 2016, the Fund paid $63,636 for these services. As of April 30, 2016, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived, to the Adviser were $522,138, expiring in 2019.

7. FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

As of October 31, 2015, the components of accumulated losses on a tax basis were as follows:

                                                            $
                                                       ----------
          Undistributed Ordinary Income ...........     474,202
          Unrealized Depreciation .................     (721,420)
                                                       ----------
          Total Accumulated Losses ................     (247,218)
                                                       ----------


The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2016, were as follows:


           Federal                                               Net
             tax          Appreciated      Depreciated       unrealized
            cost           securities       securities      depreciation
              $                 $                $                $
          ----------      -----------      -----------      ------------
          34,637,187       2,314,507        (854,431)        1,460,076

                                                  Winton Global Equity Portfolio
                                                  For the six-month period ended
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

8. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS

As with all mutual funds, shareholders are subject to the risk that investments could lose money. A Fund share is not a bank deposit and it is not insured nor guaranteed by the FDIC or any government agency. The risk factors affecting investments in the Fund are set out in the prospectus and statement of additional information. The nature and the extent of the investments held at April 30, 2016 are set out in the Schedule of Investments.

 The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Each service provider is responsible for one or more discrete aspects of the Trust's business and, consequently, for managing the risks associated with that business.

The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value and ability to meet its investment objective.

a) MARKET RISK - Market risk is the risk that changes in interest rates, foreign exchange rates or equity security prices will affect the positions held by the Fund making them less valuable. The Fund is exposed to market risk on financial instruments that are valued at market prices. The Fund's market risk is monitored on a regular basis by the Adviser in accordance with its policies and procedures.

     (i) CURRENCY RISK - As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, non-U.S. currencies, the Fund will be subject to currency risk. Currency risk is the risk that non-U.S. currencies will decline in value relative to the U.S. Dollar, which would adversely affect the U.S. Dollar value of an investment in the Fund. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

     (ii) INTEREST RATE RISK - Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The majority of the Fund's financial assets and liabilities are non-interest bearing.

                                                  Winton Global Equity Portfolio
                                                  For the six-month period ended
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

8. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

     (iii) NON-U.S. INVESTMENT/EMERGING MARKETS RISK - The Fund invests in securities issued by non-U.S. companies. Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


     (iv) OTHER PRICE RISK - Other price risk is the risk that the fair value of the securities will fluctuate as a result of changes in market prices (other than those arising from interest rate, non-US/emerging markets or currency risk), whether caused by factors specific to an individual security, its issuer or all the factors affecting all financial instruments in the market.


(b) CREDIT RISK - Credit risk is the risk that a counterparty to a financial instrument will fail to discharge an obligation or commitment that it has entered into with the Fund. The carrying amounts of assets and liabilities are an estimate of the maximum exposure at the Statement of Assets and Liabilities date.

(c) LIQUIDITY RISK - Liquidity risk is the risk that the Fund will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Exposure to liquidity risk arises because of the possibility that a Fund could be required to pay its liabilities or redeem its shares earlier than expected.

     The Fund only invests in equity securities which the Adviser believes are sufficiently liquid to enable opening and closing of positions without causing excessive price movements. Market capitalization and average daily volumes are monitored by the Adviser, with reference to the Fund's open positions and trading volumes respectively, on a regular basis.

                                                  Winton Global Equity Portfolio
                                                  For the six-month period ended
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

9. SHARE TRANSACTIONS

Shares may be purchased directly from the Fund through its transfer agent or through a financial intermediary on any day that the New York Stock Exchange is open for business. The Fund's price per share is calculated as the value of that share's portion of the net assets of the Fund.

The share transactions for the Fund are shown below:


                                                                                For the period
                                                                                 December 29,
                                                                                     2014
                                                            Six-month           (commencement
                                                              period            of operations)
                                                           ended April             through
                                                             30, 2016             October 31,
                                                           (Unaudited)               2015
                                                          -------------         ---------------
Shares transactions:
  INSTITUTIONAL CLASS SHARES
  Issued ...............................................    1,206,703              3,583,456
  Reinvestment of dividends ............................       52,886                     --
  Redeemed .............................................     (375,940)              (316,124)
                                                            ----------             ----------
  INCREASE IN INSTITUTIONAL CLASS SHARES ...............      883,649              3,267,332
                                                            ----------             ----------
  INVESTOR CLASS SHARES
  Issued ...............................................           --                  1,393
  Reinvestment of dividends ............................          137                     --
  Redeemed .............................................           (5)                    --
                                                            ----------             ----------
  INCREASE IN INVESTOR CLASS SHARES ....................          132                  1,393
                                                            ----------             ----------
  Net increase in shares outstanding ...................      883,781              3,268,725
                                                            ==========             ==========

10. INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund's organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Adviser is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

11. SUBSEQUENT EVENTS

The Board has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2016.

                                                  Winton Global Equity Portfolio
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 to April 30, 2016).

The table on the next page illustrates your Fund's costs in two ways:

Actual Fund Return - This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

Hypothetical 5% Return - This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                                  Winton Global Equity Portfolio
[WINTON LOGO OMITTED]     Winton Series Trust     April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (continued)

---------------------------------------------------------------------------------------------
                                   Beginning     Ending
                                    Account      Account
                                     Value        Value      Annualized     Expenses Paid
                                    11/1/15      4/30/16      Expense       During Period*
                                       $           $           Ratios             $
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class shares         1,000.00      957.80        0.76%            3.70
Investor Class shares              1,000.00      955.80        1.16%            5.64
HYPOTHETICAL 5% RETURN
Institutional Class shares         1,000.00    1,021.08        0.76%            3.82
Investor Class shares              1,000.00    1,019.10        1.16%            5.82

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

WIN-SA-001-0200

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         Winton Series Trust

                                                     /s/  Michael Beattie
By (Signature and Title)                             ---------------------------
                                                     Michael Beattie, President

Date: July 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                     /s/  Michael Beattie
By (Signature and Title)                             ---------------------------
                                                     Michael Beattie, President

Date: July 6, 2016

                                                     /s/  Stephen Connors
By (Signature and Title)                             ---------------------------
                                                     Stephen Connors
                                                     Treasurer, Controller & CFO

Date: July 6, 2016